UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-08071

Lazard Retirement Series, Inc.

(Exact name of Registrant as specified in charter)

30 Rockefeller Plaza

New York, New York 10112

(Address of principal executive offices) (Zip code)

Mark R. Anderson, Esq.

Lazard Asset Management LLC

30 Rockefeller Plaza

New York, New York 10112

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 632-6000

Date of fiscal year end: 12/31

Date of reporting period: 9/30/2022

Item 1. Schedule of Investments.

Description	Shares	Fair Value
Lazard Retirement Emerging Markets Equity Portfolio
Common Stocks | 97.5%
Brazil | 12.8%
Banco do Brasil SA	845,802	$6,039,707
BB Seguridade Participacoes SA	1,661,300	8,182,773
CCR SA	2,055,350	4,774,168
Engie Brasil Energia SA	366,998	2,619,981
Petroleo Brasileiro SA ADR	624,816	7,710,229
Vale SA ADR	279,080	3,717,346
Vibra Energia SA	704,300	2,252,204
		35,296,408
China | 23.3%
A-Living Smart City Services Co. Ltd.	2,389,750	1,878,146
Anhui Conch Cement Co. Ltd., Class H	1,198,375	3,777,071
China Construction Bank Corp., Class H	17,489,038	10,064,312
China Medical System Holdings Ltd.	1,921,000	2,293,034
China Merchants Bank Co. Ltd., Class H	638,237	2,952,889
China Shenhua Energy Co. Ltd., Class H	823,775	2,444,315
China Vanke Co. Ltd., Class H	2,253,894	4,097,528
ENN Natural Gas Co. Ltd., Class A	1,173,496	3,077,408
Gree Electric Appliances, Inc. of Zhuhai, Class A	887,199	4,054,685
Hengan International Group Co. Ltd.	1,114,527	4,961,192
Huayu Automotive Systems Co. Ltd., Class A	952,100	2,216,374
Lenovo Group Ltd.	5,760,000	3,957,017
Ping An Insurance (Group) Co. of China Ltd., Class H	1,104,500	5,491,916
Sinopharm Group Co. Ltd., Class H	2,663,597	5,317,536
Tingyi (Cayman Islands) Holding Corp.	2,748,000	4,703,570
Weichai Power Co. Ltd., Class H	3,067,958	2,903,740
		64,190,733
Egypt | 1.1%
Commercial International Bank Egypt SAE GDR	2,481,005	2,704,385
Commercial International Bank Egypt SAE GDR (United States)	178,378	198,713
		2,903,098
Greece | 1.1%
OPAP SA	249,564	2,997,322
Hong Kong | 1.0%
ASMPT Ltd.	471,488	2,838,309
Hungary | 1.9%
MOL Hungarian Oil & Gas PLC	324,412	1,807,046
OTP Bank Nyrt	191,808	3,500,860
		5,307,906
Description	Shares	Fair Value
India | 7.2%
Axis Bank Ltd.	351,280	$3,133,006
Bajaj Auto Ltd.	59,524	2,571,808
Bharat Petroleum Corp. Ltd.	784,074	2,920,617
Indus Towers Ltd.	1,862,459	4,512,848
Petronet LNG Ltd.	1,304,008	3,185,391
UPL Ltd.	441,324	3,625,579
		19,949,249
Indonesia | 5.6%
PT Astra International Tbk	7,386,004	3,186,467
PT Bank Mandiri (Persero) Tbk	9,533,930	5,845,690
PT Telkom Indonesia (Persero) Tbk ADR	138,892	4,007,034
United Tractors Tbk PT	1,133,900	2,435,424
		15,474,615
Mexico | 4.8%
America Movil SAB de CV, Class L ADR	178,833	2,945,380
Grupo Financiero Banorte SAB de CV, Class O	463,765	2,977,933
Grupo Mexico SAB de CV, Series B	769,623	2,603,179
Kimberly-Clark de Mexico SAB de CV, Series A	2,296,189	3,068,122
Ternium SA ADR	64,018	1,753,453
		13,348,067
Portugal | 2.3%
Galp Energia SGPS SA	645,854	6,189,835
Russia | 0.0%
Mobile TeleSystems PJSC ADR (*), (¢)	545,705	1
Sberbank of Russia PJSC (*), (¢)	1,580,119	1
		2
South Africa | 7.7%
Anglo American PLC	75,150	2,270,160
Bidvest Group Ltd.	227,826	2,472,304
Life Healthcare Group Holdings Ltd.	2,590,508	2,470,713
Nedbank Group Ltd.	506,184	5,548,826
Sanlam Ltd.	978,228	2,769,238
Standard Bank Group Ltd.	390,378	3,079,790
Vodacom Group Ltd.	391,040	2,621,843
		21,232,874
South Korea | 13.7%
Coway Co. Ltd.	77,639	2,910,702
Hyundai Mobis Co. Ltd.	21,903	2,919,796
KB Financial Group, Inc.	152,157	4,608,936
Kia Corp.	51,005	2,545,522
KT Corp.	106,713	2,688,917
KT&G Corp.	42,120	2,548,422

Description	Shares	Fair Value
Lazard Retirement Emerging Markets Equity Portfolio (concluded)
Samsung Electronics Co. Ltd.	217,470	$7,990,572
Shinhan Financial Group Co. Ltd.	179,203	4,168,448
SK Hynix, Inc.	128,356	7,364,830
		37,746,145
Taiwan | 11.0%
ASE Technology Holding Co. Ltd.	2,070,000	5,161,027
Globalwafers Co. Ltd.	151,000	1,718,440
Hon Hai Precision Industry Co. Ltd.	1,595,320	5,093,010
MediaTek, Inc.	120,000	2,088,498
Novatek Microelectronics Corp.	407,000	2,776,643
Quanta Computer, Inc.	2,069,000	4,987,392
Taiwan Semiconductor Manufacturing Co. Ltd.	394,989	5,191,848
Wiwynn Corp.	129,000	3,224,852
		30,241,710
Thailand | 2.3%
Kasikornbank Public Co. Ltd.	569,669	2,197,150
PTT Exploration & Production PCL (‡)	549,800	2,339,419
Siam Cement Public Co. Ltd. (‡)	218,308	1,886,755
		6,423,324
United Kingdom | 1.7%
Unilever PLC	104,346	4,602,038
Total Common Stocks (Cost $309,448,638)		268,741,635
Short-Term Investments | 2.3%
State Street Institutional Treasury Money Market Fund, Premier Class, 2.47% (7 day yield) (Cost $6,342,071)	6,342,071	6,342,071
Total Investments | 99.8% (Cost $315,790,709)		$275,083,706
Cash and Other Assets in Excess of Liabilities | 0.2%		529,197
Net Assets | 100.0%		$275,612,903

Description	Shares	Fair Value
Lazard Retirement International Equity Portfolio
Common Stocks | 96.5%
Canada | 3.6%
Suncor Energy, Inc.	74,724	$2,104,292
TMX Group Ltd.	15,864	1,459,210
		3,563,502
China | 5.2%
Alibaba Group Holding Ltd. (*)	119,700	1,200,698
Autohome, Inc. ADR	25,247	726,104
China Longyuan Power Group Corp. Ltd., Class H	580,000	725,297
ENN Energy Holdings Ltd.	87,600	1,165,641
ESR Group Ltd.	527,200	1,329,797
		5,147,537
Denmark | 2.2%
Carlsberg AS, Class B	13,844	1,615,311
Vestas Wind Systems AS	31,203	572,074
		2,187,385
Finland | 2.4%
Nordea Bank Abp	170,135	1,455,752
Sampo Oyj, A Shares	21,164	903,226
		2,358,978
France | 11.4%
Air Liquide SA	16,413	1,868,896
Capgemini SE	10,581	1,690,956
Engie SA	227,460	2,609,840
Pernod Ricard SA	8,869	1,621,102
Sanofi	12,344	942,098
Teleperformance	4,335	1,095,204
Thales SA	12,042	1,328,231
		11,156,327
Germany | 7.5%
Continental AG	20,958	941,612
Infineon Technologies AG	41,851	927,441
Merck KGaA	12,230	1,995,978
MTU Aero Engines AG	10,933	1,649,828
Rheinmetall AG	7,514	1,163,862
Vonovia SE	31,242	679,942
		7,358,663
Hong Kong | 0.8%
Prudential PLC	81,434	800,095
India | 1.3%
Reliance Industries Ltd.	42,916	1,241,272
Description	Shares	Fair Value
Ireland | 1.2%
Ryanair Holdings PLC ADR (*)	20,393	$1,191,359
Israel | 1.9%
Bank Leumi Le-Israel BM	221,753	1,888,214
Italy | 1.2%
Enel SpA	289,591	1,186,751
Japan | 17.1%
Asics Corp.	96,100	1,531,304
Bandai Namco Holdings, Inc.	22,000	1,436,889
Daikin Industries Ltd.	9,200	1,421,585
Disco Corp.	6,500	1,416,455
Hitachi Ltd.	21,700	918,827
Hoya Corp.	14,700	1,413,330
MatsukiyoCocokara & Co.	45,600	1,950,299
Nexon Co. Ltd.	46,667	816,136
Olympus Corp.	97,900	1,884,167
Shimano, Inc.	7,100	1,118,973
Suzuki Motor Corp.	43,100	1,336,971
Yamaha Corp.	44,200	1,574,116
		16,819,052
Mexico | 1.6%
Arca Continental SAB de CV	220,000	1,584,171
Netherlands | 6.1%
Akzo Nobel NV	25,378	1,431,221
Koninklijke DSM NV	11,271	1,278,355
Universal Music Group NV	80,694	1,521,089
Wolters Kluwer NV	17,803	1,733,319
		5,963,984
Norway | 1.2%
Equinor ASA	19,944	657,824
Telenor ASA	62,164	567,346
		1,225,170
Portugal | 1.3%
Galp Energia SGPS SA	135,494	1,298,568
Singapore | 1.8%
DBS Group Holdings Ltd.	74,360	1,719,201
South Africa | 1.4%
Anglo American PLC	46,608	1,407,952
South Korea | 1.6%
Osstem Implant Co. Ltd.	8,400	671,614
SK Hynix, Inc.	15,145	868,992
		1,540,606
Spain | 1.2%
Industria de Diseno Textil SA	58,174	1,201,607

Description	Shares	Fair Value
Lazard Retirement International Equity Portfolio (concluded)
Sweden | 1.0%
Sandvik AB	69,035	$940,083
Switzerland | 2.0%
ABB Ltd.	77,293	1,990,370
United Kingdom | 12.0%
3i Group PLC	95,605	1,147,945
Barclays PLC	762,756	1,216,073
BP PLC	265,417	1,262,152
Coca-Cola Europacific Partners PLC	36,576	1,582,156
Compass Group PLC	74,171	1,482,620
Petershill Partners PLC	125,143	257,527
RELX PLC	109,764	2,679,628
Unilever PLC	49,159	2,162,988
		11,791,089
United States | 9.5%
Aon PLC, Class A	10,809	2,895,407
BRP, Inc.	12,496	769,743
Ferguson PLC	10,872	1,132,076
ICON PLC (*)	11,815	2,171,361
Roche Holding AG	7,296	2,378,927
		9,347,514
Total Common Stocks (Cost $111,136,046)		94,909,450
Short-Term Investments | 2.3%
State Street Institutional Treasury Money Market Fund, Premier Class, 2.47% (7 day yield) (Cost $2,255,598)	2,255,598	2,255,598
Total Investments | 98.8% (Cost $113,391,644)		$97,165,048
Cash and Other Assets in Excess of Liabilities | 1.2%		1,145,775
Net Assets | 100.0%		$98,310,823

Description	Shares	Fair Value
Lazard Retirement US Small-Mid Cap Equity Portfolio
Common Stocks | 96.4%
Aerospace & Defense | 2.4%
Curtiss-Wright Corp.	3,834	$533,539
HEICO Corp.	2,467	355,199
		888,738
Airlines | 1.0%
Alaska Air Group, Inc. (*)	9,666	378,424
Banks | 10.0%
Commerce Bancshares, Inc.	11,131	736,427
East West Bancorp, Inc.	10,809	725,716
Home BancShares, Inc.	38,984	877,530
Pinnacle Financial Partners, Inc.	10,347	839,142
Wintrust Financial Corp.	5,679	463,122
		3,641,937
Biotechnology | 2.7%
Halozyme Therapeutics, Inc. (*)	9,168	362,503
United Therapeutics Corp. (*)	2,926	612,646
		975,149
Building Products | 4.1%
Armstrong World Industries, Inc.	8,391	664,819
Carlisle Cos., Inc.	1,822	510,907
PGT Innovations, Inc. (*)	14,793	310,061
		1,485,787
Capital Markets | 1.2%
Morningstar, Inc.	2,008	426,339
Chemicals | 2.7%
Ashland, Inc.	5,243	497,928
Ingevity Corp. (*)	7,924	480,432
		978,360
Communications Equipment | 2.5%
Ciena Corp. (*)	12,282	496,561
F5, Inc. (*)	2,826	409,007
		905,568
Construction Materials | 0.9%
Eagle Materials, Inc.	3,045	326,363
Containers & Packaging | 3.0%
Avery Dennison Corp.	2,764	449,703
Graphic Packaging Holding Co.	32,600	643,524
		1,093,227
Electrical Equipment | 2.9%
Array Technologies, Inc. (*)	10,141	168,138
Atkore, Inc. (*)	5,206	405,079
Description	Shares	Fair Value
EnerSys	8,219	$478,099
		1,051,316
Electronic Equipment, Instruments & Components | 2.1%
Cognex Corp.	10,959	454,250
Littelfuse, Inc.	1,653	328,435
		782,685
Energy Equipment & Services | 2.4%
Cactus, Inc., Class A	7,847	301,560
Liberty Energy, Inc. (*)	46,168	585,410
		886,970
Entertainment | 1.6%
Take-Two Interactive Software, Inc. (*)	5,368	585,112
Equity Real Estate Investment Trusts (REITs) | 6.4%
Alexandria Real Estate Equities, Inc.	4,627	648,659
Brixmor Property Group, Inc.	25,374	468,658
Camden Property Trust	5,103	609,554
Hudson Pacific Properties, Inc.	21,556	236,038
Summit Hotel Properties, Inc.	57,453	386,084
		2,348,993
Food & Staples Retailing | 0.9%
US Foods Holding Corp. (*)	12,718	336,264
Food Products | 2.4%
Hostess Brands, Inc. (*)	21,643	502,983
Utz Brands, Inc.	24,370	367,987
		870,970
Gas Utilities | 1.9%
New Jersey Resources Corp.	18,222	705,191
Health Care Equipment & Supplies | 1.9%
Omnicell, Inc. (*)	3,290	286,329
QuidelOrtho Corp. (*)	5,611	401,074
		687,403
Health Care Providers & Services | 1.3%
Henry Schein, Inc. (*)	7,103	467,164
Health Care Technology | 0.9%
Certara, Inc. (*)	24,018	318,959
Hotels, Restaurants & Leisure | 2.0%
Brinker International, Inc. (*)	14,180	354,216
Wyndham Hotels & Resorts, Inc.	6,346	389,327
		743,543
Household Durables | 2.0%
Leggett & Platt, Inc.	14,520	482,354
Newell Brands, Inc.	17,841	247,812
		730,166

Description	Shares	Fair Value
Lazard Retirement US Small-Mid Cap Equity Portfolio (concluded)
Insurance | 4.0%
Brown & Brown, Inc.	12,065	$729,691
Reinsurance Group of America, Inc.	5,739	722,024
		1,451,715
Interactive Media & Services | 2.2%
Cars.com, Inc. (*)	39,183	450,604
Ziff Davis, Inc. (*)	5,262	360,342
		810,946
IT Services | 1.2%
Amdocs Ltd.	5,690	452,071
Leisure Products | 2.3%
Brunswick Corp.	4,412	288,765
Hasbro, Inc.	8,292	559,047
		847,812
Life Sciences Tools & Services | 4.0%
AbCellera Biologics, Inc. (*)	35,850	354,556
Charles River Laboratories International, Inc. (*)	1,313	258,398
ICON PLC (*)	2,720	499,882
Stevanato Group SpA	20,936	354,656
		1,467,492
Machinery | 4.6%
Altra Industrial Motion Corp.	11,503	386,731
Columbus McKinnon Corp.	14,825	387,822
Gates Industrial Corp. PLC (*)	26,514	258,777
Middleby Corp. (*)	5,115	655,589
		1,688,919
Oil, Gas & Consumable Fuels | 2.4%
Antero Resources Corp. (*)	16,759	511,652
Magnolia Oil & Gas Corp., Class A	18,945	375,301
		886,953
Pharmaceuticals | 1.6%
Catalent, Inc. (*)	7,855	568,388
Professional Services | 2.7%
Leidos Holdings, Inc.	6,906	604,068
Sterling Check Corp. (*)	21,816	384,834
		988,902
Semiconductors & Semiconductor Equipment | 2.3%
MKS Instruments, Inc.	5,479	452,785
ON Semiconductor Corp. (*)	5,971	372,172
		824,957
Software | 5.7%
CyberArk Software Ltd. (*)	4,115	617,003
Description	Shares	Fair Value
Dolby Laboratories, Inc., Class A	6,863	$447,125
N-Able, Inc. (*)	42,206	389,561
PTC, Inc. (*)	4,214	440,784
Tyler Technologies, Inc. (*)	594	206,415
		2,100,888
Specialty Retail | 3.1%
Five Below, Inc. (*)	3,247	447,014
Leslie’s, Inc. (*)	30,418	447,449
Warby Parker, Inc., Class A (*)	16,640	221,978
		1,116,441
Textiles, Apparel & Luxury Goods | 1.1%
Tapestry, Inc.	13,895	395,035
Total Common Stocks (Cost $36,715,802)		35,215,147
Short-Term Investments | 3.8%
State Street Institutional Treasury Money Market Fund, Premier Class, 2.47% (7 day yield) (Cost $1,396,179)	1,396,179	1,396,179
Total Investments | 100.2% (Cost $38,111,981)		$36,611,326
Liabilities in Excess of Cash and Other Assets | (0.2)%		(66,170)
Net Assets | 100.0%		$36,545,156

Description	Shares	Fair Value
Lazard Retirement Global Dynamic Multi-Asset Portfolio
Common Stocks | 39.1%
Australia | 0.6%
Aristocrat Leisure Ltd.	10,316	$215,289
BHP Group Ltd.	3,490	86,918
Brambles Ltd.	9,903	71,853
Charter Hall Group REIT	20,671	149,637
Computershare Ltd. ADR	14,793	238,019
CSL Ltd.	2,216	401,811
Goodman Group REIT	5,364	53,594
GrainCorp Ltd., Class A	12,853	63,731
Shopping Centres Australasia Property Group REIT	49,304	74,058
WiseTech Global Ltd.	2,327	76,432
Yancoal Australia Ltd.	24,957	90,363
		1,521,705
Austria | 0.0%
Erste Group Bank AG	2,457	53,806
Belgium | 0.0%
Warehouses De Pauw CVA REIT	4,298	104,406
Canada | 1.4%
Alimentation Couche-Tard, Inc.	3,283	132,166
ARC Resources Ltd.	5,374	64,542
Birchcliff Energy Ltd.	20,125	142,923
Canadian National Railway Co.	3,066	331,097
Canadian Natural Resources Ltd.	1,597	74,338
Element Fleet Management Corp.	8,882	104,808
Fairfax Financial Holdings Ltd.	139	63,484
H&R Real Estate Investment Trust	11,684	87,967
Hydro One Ltd.	9,694	237,060
International Petroleum Corp. (*)	6,798	54,364
Loblaw Cos. Ltd.	9,508	752,876
Metro, Inc.	10,770	539,299
Suncor Energy, Inc.	12,203	343,647
Toronto-Dominion Bank	5,395	330,876
Tourmaline Oil Corp.	3,437	178,624
		3,438,071
China | 0.1%
NXP Semiconductors NV	1,994	294,135
SITC International Holdings Co. Ltd.	34,000	62,269
		356,404
Denmark | 0.5%
AP Moller - Maersk AS, Class B	56	101,441
Carlsberg AS, Class B ADR	11,174	260,242
Description	Shares	Fair Value
Novo Nordisk AS, Class B	9,713	$968,134
		1,329,817
France | 1.0%
BNP Paribas SA	3,937	166,210
Bureau Veritas SA ADR	4,088	181,548
Cie de Saint-Gobain	4,447	158,597
Cie Generale des Etablissements Michelin SCA	4,807	107,095
Hermes International	78	91,678
Legrand SA ADR	11,911	153,295
LVMH Moet Hennessy Louis Vuitton SE ADR	2,077	244,047
Orange SA	52,148	471,560
Pernod Ricard SA ADR	6,551	239,701
Societe Generale SA	7,408	146,984
Thales SA ADR	11,459	251,067
TotalEnergies SE	6,927	326,053
		2,537,835
Germany | 0.4%
Daimler Truck Holding AG (*)	2,314	52,958
Deutsche Bank AG	8,314	62,186
Deutsche Post AG	12,641	384,645
Mercedes-Benz Group AG	978	50,013
Merck KGaA ADR	7,137	230,882
Nemetschek SE	901	43,388
Telefonica Deutschland Holding AG	59,451	120,405
		944,477
Hong Kong | 0.2%
AIA Group Ltd. ADR	6,416	212,241
Jardine Matheson Holdings Ltd.	1,800	91,127
Swire Pacific Ltd., Class A	13,500	100,746
WH Group Ltd.	276,000	173,617
		577,731
Ireland | 0.0%
AerCap Holdings NV (*)	1,524	64,511
Israel | 0.1%
Bezeq The Israeli Telecommunication Corp. Ltd.	99,747	163,153
Perion Network Ltd. (*)	5,154	99,420
		262,573
Italy | 0.1%
UniCredit SpA	14,005	141,621
Japan | 3.7%
ABC-Mart, Inc.	2,000	86,199
Advantest Corp.	1,500	69,710
AGC, Inc.	5,600	174,059

Description	Shares	Fair Value
Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)
Canon, Inc.	10,000	$218,096
Chugai Pharmaceutical Co. Ltd.	2,700	67,417
Cosmo Energy Holdings Co. Ltd.	1,800	46,175
Dai-ichi Life Holdings, Inc.	8,500	135,112
Daicel Corp.	12,200	72,092
Daiwa House Industry Co. Ltd.	7,600	154,881
Electric Power Development Co. Ltd.	36,400	513,943
FUJIFILM Holdings Corp.	2,200	100,674
Hachijuni Bank Ltd.	29,800	98,296
Honda Motor Co. Ltd.	20,900	455,287
Hulic Co. Ltd.	11,900	87,560
Japan Post Bank Co. Ltd.	27,300	190,340
Japan Post Holdings Co. Ltd.	146,900	972,714
Japan Post Insurance Co. Ltd.	18,200	254,973
Japan Real Estate Investment Corp. REIT	32	131,772
Japan Tobacco, Inc.	33,900	556,424
Kansai Electric Power Co., Inc.	10,200	85,002
KDDI Corp.	12,300	360,758
Lawson, Inc.	2,600	84,925
McDonald’s Holdings Co. Japan Ltd.	7,100	247,319
Mitsui & Co. Ltd.	3,000	64,362
Mitsui Chemicals, Inc.	2,900	56,627
Mizuho Financial Group, Inc.	32,200	347,887
MS&AD Insurance Group Holdings, Inc.	4,200	111,148
NGK Insulators Ltd.	7,900	98,480
NGK Spark Plug Co. Ltd.	2,200	39,022
Nihon Kohden Corp.	9,100	192,236
Nintendo Co. Ltd. ADR	4,959	252,760
Nippon Building Fund, Inc. REIT	36	158,294
Nippon Telegraph & Telephone Corp.	11,700	315,643
Nisshinbo Holdings, Inc.	18,800	136,650
Nomura Real Estate Holdings, Inc.	3,000	68,010
Olympus Corp. ADR	13,787	272,983
Osaka Gas Co. Ltd.	16,400	246,930
Rengo Co. Ltd.	14,700	85,421
Sankyo Co. Ltd.	5,200	156,824
Sega Sammy Holdings, Inc. NA	9,300	126,743
Shimano, Inc. ADR	11,459	179,677
Shin-Etsu Chemical Co. Ltd.	500	49,652
Shizuoka Bank Ltd. (*)	11,400	70,024
Softbank Corp.	8,200	82,006
Sumco Corp.	4,700	54,611
Sumitomo Mitsui Financial Group, Inc.	2,600	72,352
Tokyo Gas Co. Ltd.	31,000	523,556
Tokyu Fudosan Holdings Corp.	13,800	71,966
Toshiba Corp.	2,200	78,358
Description	Shares	Fair Value
Yamazaki Baking Co. Ltd.	18,600	$213,779
		9,289,729
Netherlands | 1.0%
Adyen NV (*)	80	99,524
ASML Holding NV	271	112,408
Eurocommercial Properties NV REIT	5,638	111,274
ING Groep NV	14,535	124,628
Koninklijke Ahold Delhaize NV	9,228	234,981
Koninklijke KPN NV	40,492	109,722
NN Group NV	1,550	60,327
Shell PLC	26,499	659,303
Wolters Kluwer NV	4,820	469,280
Wolters Kluwer NV ADR	4,523	442,757
		2,424,204
New Zealand | 0.1%
Spark New Zealand Ltd.	76,104	213,192
Norway | 0.1%
Aker BP ASA	1,002	28,731
Orkla ASA	28,415	206,319
		235,050
Puerto Rico | 0.0%
OFG Bancorp	2,718	68,303
Singapore | 0.2%
Jardine Cycle & Carriage Ltd.	8,700	203,527
Oversea-Chinese Banking Corp. Ltd.	10,700	87,648
Sembcorp Industries Ltd.	43,900	94,222
Singapore Technologies Engineering Ltd.	36,800	91,223
STMicroelectronics NV	1,955	60,321
		536,941
Spain | 0.2%
Banco Santander SA	14,159	32,909
Corporacion Financiera Alba SA	598	25,388
Iberdrola SA	20,217	187,945
Industria de Diseno Textil SA	5,823	120,276
Industria de Diseno Textil SA ADR	14,809	150,904
		517,422
Sweden | 0.4%
Assa Abloy AB ADR	17,305	160,590
Epiroc AB ADR	24,360	345,912
Hexagon AB ADR	31,362	290,726
Telefonaktiebolaget LM Ericsson, B Shares	18,757	109,236
		906,464
Switzerland | 0.4%
ABB Ltd. ADR	11,695	300,094

Description	Shares	Fair Value
Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)
Novartis AG	1,166	$88,888
PSP Swiss Property AG	2,904	290,795
Swatch Group AG	24,175	270,518
		950,295
United Kingdom | 1.4%
Barclays PLC	156,581	249,639
Coca-Cola Europacific Partners PLC	5,580	237,820
Diageo PLC ADR	2,731	463,751
Haleon PLC (*)	8,628	26,696
HSBC Holdings PLC	30,907	160,157
National Grid PLC	13,075	134,932
NatWest Group PLC	72,445	180,797
RELX PLC ADR	17,290	420,320
Serco Group PLC	64,584	111,919
SSE PLC	13,891	235,522
Standard Chartered PLC	67,245	422,960
Unilever PLC	12,465	548,458
Unilever PLC ADR	9,483	415,735
		3,608,706
United States | 27.2%
Abbott Laboratories	1,687	163,234
Academy Sports & Outdoors, Inc.	2,075	87,523
Accenture PLC, Class A	2,413	620,865
Activision Blizzard, Inc.	1,990	147,937
Adobe, Inc. (*)	177	48,710
AGCO Corp.	603	57,991
Akamai Technologies, Inc. (*)	657	52,770
Albertsons Cos., Inc., Class A	2,950	73,337
Alleghany Corp. (*)	147	123,387
Allison Transmission Holdings, Inc.	2,367	79,910
Alpha & Omega Semiconductor Ltd. (*)	1,754	53,953
Alphabet, Inc., Class A (*)	7,723	738,705
Alphabet, Inc., Class C (*)	12,192	1,172,261
Altria Group, Inc.	3,540	142,945
Amazon.com, Inc. (*)	6,350	717,550
Amdocs Ltd.	2,956	234,854
AMERCO	216	109,992
Ameren Corp.	2,805	225,943
American Electric Power Co., Inc.	6,042	522,331
American Express Co.	1,761	237,577
American International Group, Inc.	2,068	98,189
AmerisourceBergen Corp.	2,439	330,070
AMN Healthcare Services, Inc. (*)	2,806	297,324
Amphenol Corp., Class A	5,696	381,404
Antero Resources Corp. (*)	2,210	67,471
Description	Shares	Fair Value
Aon PLC, Class A	2,849	$763,162
Apple, Inc.	21,140	2,921,548
Arcosa, Inc.	1,608	91,945
Autodesk, Inc. (*)	342	63,886
Automatic Data Processing, Inc.	1,092	246,999
AutoZone, Inc. (*)	223	477,650
Avery Dennison Corp.	1,206	196,216
Bank of America Corp.	7,288	220,098
Becton, Dickinson & Co.	780	173,807
Berkshire Hathaway, Inc., Class B (*)	364	97,195
Biogen, Inc. (*)	464	123,888
BJ’s Wholesale Club Holdings, Inc. (*)	3,188	232,118
BlueLinx Holdings, Inc. (*)	1,086	67,441
Booking Holdings, Inc. (*)	61	100,236
Booz Allen Hamilton Holding Corp.	4,876	450,299
Boston Scientific Corp. (*)	7,991	309,491
Bristol-Myers Squibb Co.	10,756	764,644
Broadcom, Inc.	1,324	587,869
BRP, Inc.	3,263	200,870
Cadence Design Systems, Inc. (*)	5,685	929,100
Cal-Maine Foods, Inc.	1,867	103,787
Caleres, Inc.	2,683	64,982
Campbell Soup Co.	6,839	322,254
Cardinal Health, Inc.	2,887	192,505
Cboe Global Markets, Inc.	983	115,375
CF Industries Holdings, Inc.	2,435	234,369
Charles Schwab Corp.	5,311	381,702
Charter Communications, Inc., Class A (*)	1,395	423,173
Chesapeake Energy Corp.	785	73,955
Chipotle Mexican Grill, Inc. (*)	53	79,646
Chord Energy Corp.	556	76,044
Chubb Ltd.	1,369	248,994
Cigna Corp.	1,868	518,314
Cisco Systems, Inc.	3,073	122,920
Citigroup, Inc.	4,073	169,722
Citizens Financial Group, Inc.	969	33,295
CMS Energy Corp.	3,517	204,830
Coca-Cola Co.	9,935	556,559
Coca-Cola Consolidated, Inc.	277	114,049
Cognizant Technology Solutions Corp., Class A	6,893	395,934
Colgate-Palmolive Co.	8,376	588,414
Comcast Corp., Class A	17,873	524,215
Copart, Inc. (*)	810	86,184
Corteva, Inc.	3,636	207,797
CorVel Corp. (*)	772	106,868
Costco Wholesale Corp.	915	432,127

Description	Shares	Fair Value
Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)
Coterra Energy, Inc.	3,257	$85,073
Crowdstrike Holdings, Inc., Class A (*)	420	69,220
CSG Systems International, Inc.	1,957	103,486
Cushman & Wakefield PLC (*)	5,882	67,349
CVS Health Corp.	10,405	992,325
D.R. Horton, Inc.	596	40,141
Danaher Corp.	334	86,269
Darling Ingredients, Inc. (*)	1,088	71,971
Dave & Buster’s Entertainment, Inc. (*)	1,800	55,854
Deere & Co.	770	257,095
Diamondback Energy, Inc.	1,475	177,678
Dick’s Sporting Goods, Inc.	733	76,701
Digital Realty Trust, Inc. REIT	994	98,585
Dollar General Corp.	2,145	514,500
Donnelley Financial Solutions, Inc. (*)	1,793	66,287
Electronic Arts, Inc.	724	83,774
Elevance Health, Inc.	416	188,964
Eli Lilly & Co.	3,447	1,114,587
EMCOR Group, Inc.	572	66,055
EPAM Systems, Inc. (*)	447	161,899
Equinix, Inc. REIT	150	85,326
Equitable Holdings, Inc.	2,396	63,135
Everest Re Group Ltd.	2,109	553,486
Exelon Corp.	10,484	392,731
Extra Space Storage, Inc. REIT	783	135,232
Exxon Mobil Corp.	2,173	189,725
FactSet Research Systems, Inc.	180	72,020
Fidelity National Financial, Inc.	4,331	156,782
Fiserv, Inc. (*)	1,027	96,096
Flowers Foods, Inc.	14,153	349,438
FNB Corp.	9,053	105,015
Fortinet, Inc. (*)	4,365	214,452
Gartner, Inc. (*)	270	74,706
General Mills, Inc.	2,093	160,345
Gilead Sciences, Inc.	9,036	557,431
Goldman Sachs Group, Inc.	492	144,181
Grand Canyon Education, Inc. (*)	1,288	105,938
GSK PLC	33,634	490,585
Gulfport Energy Corp. (*)	851	75,135
H&R Block, Inc.	2,021	85,973
Haemonetics Corp. (*)	1,224	90,613
Hartford Financial Services Group, Inc.	2,513	155,655
HCA Healthcare, Inc.	1,528	280,831
Henry Schein, Inc. (*)	3,158	207,702
Hershey Co.	2,633	580,498
Home Depot, Inc.	348	96,027
Description	Shares	Fair Value
Houlihan Lokey, Inc.	1,009	$76,058
Huntsman Corp.	2,295	56,319
IDEX Corp.	337	67,349
Ingles Markets, Inc., Class A	2,235	177,034
Intercontinental Exchange, Inc.	7,101	641,575
International Game Technology PLC	3,328	52,582
IQVIA Holdings, Inc. (*)	2,329	421,875
J.M. Smucker Co.	706	97,011
JB Hunt Transport Services, Inc.	2,734	427,652
Johnson & Johnson	7,710	1,259,506
Kellogg Co.	5,488	382,294
Keysight Technologies, Inc. (*)	4,567	718,663
Kforce, Inc.	2,043	119,822
Kimberly-Clark Corp.	4,328	487,073
Kroger Co.	5,280	231,000
Lattice Semiconductor Corp. (*)	2,837	139,609
Life Storage, Inc. REIT	1,828	202,469
Lockheed Martin Corp.	311	120,136
Lowe’s Cos., Inc.	2,915	547,466
LyondellBasell Industries NV, Class A	669	50,362
Magnolia Oil & Gas Corp., Class A	5,130	101,625
Marathon Oil Corp.	1,286	29,038
Marathon Petroleum Corp.	705	70,028
MasterCard, Inc., Class A	1,143	325,001
Matson, Inc.	1,165	71,671
MaxLinear, Inc. (*)	1,564	51,018
McDonald’s Corp.	4,057	936,112
McKesson Corp.	292	99,242
Medtronic PLC	1,290	104,167
Merck & Co., Inc.	16,165	1,392,130
Meta Platforms, Inc., Class A (*)	3,417	463,619
Microsoft Corp.	7,897	1,839,211
Moderna, Inc. (*)	409	48,364
Molina Healthcare, Inc. (*)	792	261,233
Monolithic Power Systems, Inc.	373	135,548
Mosaic Co.	1,432	69,209
Motorola Solutions, Inc.	3,210	718,944
Nasdaq, Inc.	4,554	258,121
National Fuel Gas Co.	10,359	637,596
NetApp, Inc.	1,445	89,373
NIKE, Inc., Class B	3,133	260,415
NorthWestern Corp.	1,626	80,129
NRG Energy, Inc.	2,855	109,261
Nucor Corp.	1,303	139,408
NVIDIA Corp.	2,989	362,835
NVR, Inc. (*)	19	75,755
O’Reilly Automotive, Inc. (*)	567	398,799

Description	Shares	Fair Value
Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)
Occidental Petroleum Corp.	1,890	$116,140
Olaplex Holdings, Inc. (*)	4,595	43,882
ON Semiconductor Corp. (*)	1,105	68,875
Otter Tail Corp.	2,718	167,211
Ovintiv, Inc.	3,272	150,512
Owens Corning	1,029	80,890
PACCAR, Inc. N Ap	1,077	90,134
Paychex, Inc.	4,829	541,862
Paycom Software, Inc. (*)	220	72,598
Penske Automotive Group, Inc.	877	86,323
PepsiCo, Inc.	4,485	732,221
Pfizer, Inc.	10,685	467,576
Philip Morris International, Inc.	1,371	113,807
Piedmont Office Realty Trust, Inc. REIT Class A	5,667	59,844
Pinnacle West Capital Corp.	3,594	231,849
PNM Resources, Inc.	3,387	154,888
Portland General Electric Co.	6,356	276,232
Premier, Inc., Class A	2,879	97,713
Procter & Gamble Co.	7,297	921,246
PTC, Inc. (*)	3,049	318,925
Public Storage REIT	1,372	401,735
QIAGEN NV (*)	4,097	172,409
QUALCOMM, Inc.	3,229	364,812
R1 RCM, Inc. (*)	4,469	82,811
Regeneron Pharmaceuticals, Inc. (*)	297	204,594
Republic Services, Inc.	6,638	903,034
Roche Holding AG	3,664	1,194,680
Rockwell Automation, Inc.	1,206	259,423
S&P Global, Inc.	1,357	414,360
Saia, Inc. (*)	346	65,740
SBA Communications Corp. REIT	443	126,100
Sempra Energy	1,827	273,940
Service Corp. International	3,085	178,128
SilverBow Resources, Inc. (*)	1,613	43,357
Sirius XM Holdings, Inc.	16,457	93,969
SL Green Realty Corp. REIT	1,710	68,674
SLM Corp.	5,464	76,441
Southwestern Energy Co. (*)	8,038	49,193
SpartanNash Co.	2,259	65,556
Steel Dynamics, Inc.	1,545	109,618
Stellantis NV	21,775	257,135
Stewart Information Services Corp.	1,450	63,278
Synopsys, Inc. (*)	4,164	1,272,144
Target Corp.	245	36,356
Tesla, Inc. (*)	3,561	944,555
Description	Shares	Fair Value
Tetra Tech, Inc.	749	$96,269
Texas Instruments, Inc.	3,279	507,524
Texas Roadhouse, Inc.	1,637	142,845
Thermo Fisher Scientific, Inc.	972	492,989
TJX Cos., Inc.	2,697	167,538
TopBuild Corp. (*)	838	138,086
Tractor Supply Co.	1,056	196,289
Travelers Cos., Inc.	1,311	200,845
UFP Industries, Inc.	844	60,903
Ulta Beauty, Inc. (*)	657	263,582
UMH Properties, Inc. REIT	3,493	56,412
United Parcel Service, Inc., Class B	382	61,708
UnitedHealth Group, Inc.	2,399	1,211,591
Unum Group	1,797	69,724
Valero Energy Corp.	1,559	166,579
Veeva Systems, Inc.,Class A (*)	533	87,881
Verizon Communications, Inc.	22,735	863,248
Vertex Pharmaceuticals, Inc. (*)	1,264	365,979
Visa, Inc., Class A	3,814	677,557
Vistra Corp.	1,497	31,437
Warner Music Group Corp., Class A	4,742	110,062
Waste Management, Inc.	2,144	343,490
WEC Energy Group, Inc.	2,243	200,591
Wells Fargo & Co.	9,576	385,147
Westlake Corp.	597	51,867
Weyerhaeuser Co. REIT	3,945	112,669
White Mountains Insurance Group Ltd.	109	142,029
Williams-Sonoma, Inc.	480	56,568
WP Carey, Inc. REIT	1,147	80,061
WW Grainger, Inc.	549	268,565
Xcel Energy, Inc.	3,512	224,768
Zoetis, Inc.	3,681	545,855
		68,378,715
Total Common Stocks (Cost $92,450,691)		98,461,978
Description	Security Currency	Principal Amount (000)	Fair Value
Corporate Bonds | 22.9%
Australia | 0.4%
Telstra Corp. Ltd. 4.000%, 04/19/27	AUD	$1,600	$975,982
Canada | 0.9%
Canadian Imperial Bank of Commerce 0.950%, 10/23/25	USD	2,465	2,172,864
Germany | 0.5%
Mercedes-Benz Group AG 0.750%, 09/10/30	EUR	1,710	1,347,704

Description	Security Currency	Principal Amount (000)	Fair Value

Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)
Japan | 0.6%
NTT Finance Corp. 4.239%, 07/25/25	USD	$800	$783,844
NTT Finance Corp. 1.162%, 04/03/26	USD	825	720,641
			1,504,485
Netherlands | 0.7%
ING Groep NV, 1.125% (SONIA + 0.905%), 12/07/28 (§)	GBP	2,300	1,883,367
Switzerland | 0.3%
ABB Finance USA, Inc., 4.375%, 05/08/42	USD	820	700,416
United Kingdom | 1.5%
Ashtead Capital, Inc., 4.250%, 11/01/29	USD	1,795	1,566,327
Tesco Corporate Treasury Services PLC 2.750%, 04/27/30	GBP	1,940	1,626,668
Unilever Capital Corp. 1.375%, 09/14/30	USD	675	517,557
			3,710,552
United States | 18.0%
Adobe, Inc., 2.300%, 02/01/30	USD	2,070	1,719,695
Alphabet, Inc., 1.100%, 08/15/30	USD	1,000	773,143
Amazon.com, Inc., 3.150%, 08/22/27	USD	845	787,437
American Express Co. 4.050%, 05/03/29	USD	1,685	1,550,802
Amgen, Inc., 3.000%, 02/22/29	USD	1,900	1,661,556
Apple, Inc., 2.375%, 02/08/41	USD	1,065	737,134
Ball Corp. 4.875%, 03/15/26	USD	1,195	1,133,708
Bank of America Corp.:
1.486% (SOFR + 1.460%), 05/19/24 (§)	USD	830	809,571
1.978% (CDOR 3 Month + 0.600%), 09/15/27 (§)	CAD	2,950	1,881,243
Citigroup, Inc., 1.281% (SOFR + 0.528%), 11/03/25 (§)	USD	2,625	2,397,908
Clean Harbors, Inc., 4.875%, 07/15/27	USD	1,095	998,147
Dell International LLC 5.300%, 10/01/29	USD	1,557	1,450,719

Description	Security Currency	Principal Amount (000)	Fair Value
Goldman Sachs Group, Inc., 1.992% (SOFR + 1.090%), 01/27/32 (§)	USD	$2,470	$1,826,099
Home Depot, Inc., 5.875%, 12/16/36	USD	1,375	1,426,799
John Deere Financial, Inc., 2.410%, 01/14/25	CAD	3,020	2,070,723
Johnson Controls International PLC 1.750%, 09/15/30	USD	2,030	1,570,153
JPMorgan Chase & Co. 3.540% (USD LIBOR 3 Month+1.380%), 05/01/28 (§)	USD	2,625	2,376,699
Kimberly-Clark Corp. 3.200%, 04/25/29	USD	1,848	1,665,082
McDonald’s Corp. 3.125%, 03/04/25	CAD	2,200	1,533,367
Microsoft Corp. 3.500%, 11/15/42	USD	860	703,895
Morgan Stanley, 3.625%, 01/20/27	USD	2,470	2,297,650
Mueller Water Products, Inc., 4.000%, 06/15/29 (#)	USD	1,105	940,366
PepsiCo, Inc., 2.875%, 10/15/49	USD	1,010	707,578
Pfizer, Inc., 2.625%, 04/01/30	USD	870	747,413
Procter & Gamble Co. 1.200%, 10/29/30	USD	480	370,432
Prologis LP REIT, 1.250%, 10/15/30	USD	3,195	2,380,602
Schneider Electric SE, 0.875%, 12/13/26	EUR	1,500	1,336,066
Service Corp. International, 4.625%, 12/15/27	USD	1,195	1,081,475
Starbucks Corp. 4.450%, 08/15/49	USD	760	620,949
Toyota Motor Credit Corp. 2.150%, 02/13/30	USD	2,015	1,654,604
United Rentals North America, Inc., 4.875%, 01/15/28	USD	1,240	1,136,882
Verizon Communications, Inc., 3.875%, 02/08/29	USD	2,539	2,317,806
Visa, Inc., 0.750%, 08/15/27	USD	820	688,311
			45,354,014
Total Corporate Bonds (Cost $68,878,629)			57,649,384

Description	Security Currency	Principal Amount (000)	Fair Value
Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)
Foreign Government Obligations | 25.4%
Australia | 1.4%
New South Wales Treasury Corp. 1.250%, 11/20/30	AUD	$2,670	$1,343,727
Queensland Treasury Corp. 1.250%, 03/10/31	AUD	4,360	2,174,588
			3,518,315
Bahamas | 0.4%
Bahamas Government International Bonds, 6.950%, 11/20/29	USD	1,815	1,009,934
Bermuda | 1.4%
Bermuda Government International Bonds:
3.717%, 01/25/27	USD	1,760	1,636,030
2.375%, 08/20/30 (#)	USD	2,390	1,894,523
			3,530,553
Canada | 3.5%
British Columbia, 3.200%, 06/18/44	CAD	2,250	1,400,803
Export Development Canada, 1.650%, 07/31/24	CAD	2,125	1,475,308
Quebec:
2.500%, 04/20/26	USD	1,405	1,309,564
1.850%, 02/13/27	CAD	4,680	3,129,961
Vancouver, 2.900%, 11/20/25	CAD	2,060	1,444,558
			8,760,194
Chile | 1.6%
Bonos de la Tesoreria de la Republica en pesos:
5.800%, 06/01/24	CLP	1,295,000	1,278,519
2.300%, 10/01/28	CLP	1,665,000	1,310,906
Chile Government International Bonds, 0.830%, 07/02/31	EUR	1,945	1,402,604
			3,992,029
Colombia | 0.3%
Colombia Government International Bonds, 9.850%, 06/28/27	COP	3,499,000	666,735
Costa Rica | 0.4%
Costa Rica Government International Bond, 6.125%, 02/19/31	USD	1,250	1,142,031
Czech Republic | 1.2%
Czech Republic Government Bonds, 1.000%, 06/26/26	CZK	90,240	3,059,005
Description	Security Currency	Principal Amount (000)	Fair Value
France | 0.3%
French Republic Government Bonds OAT, 1.750%, 06/25/39	EUR	$775	$639,214
Hungary | 0.2%
Hungary Government International Bonds, 1.750%, 06/05/35	EUR	836	508,901
Ireland | 0.3%
Ireland Government Bonds, 1.350%, 03/18/31	EUR	765	687,413
Japan | 1.8%
Japan Bank for International Cooperation, 1.625%, 01/20/27	USD	1,760	1,564,580
Japan International Cooperation Agency, 3.250%, 05/25/27	USD	3,100	2,936,288
			4,500,868
Mexico | 1.4%
Mexican Bonos:
8.000%, 09/05/24	MXN	35,600	1,695,854
7.500%, 06/03/27	MXN	35,450	1,613,147
Mexico Government International Bonds, 6.750%, 02/06/24	GBP	165	184,208
			3,493,209
Morocco | 0.5%
Morocco Government International Bond, 1.500%, 11/27/31	EUR	2,165	1,390,846
Netherlands | 0.3%
Nederlandse Waterschapsbank NV, 0.500%, 12/02/25 (#)	USD	840	743,879
New Zealand | 3.5%
Housing New Zealand Ltd. 3.420%, 10/18/28	NZD	2,730	1,399,759
New Zealand Local Government Funding Agency Bonds:
2.250%, 04/15/24	NZD	6,820	3,665,106
1.500%, 04/20/29	NZD	5,715	2,570,991
2.000%, 04/15/37	NZD	3,170	1,157,791
			8,793,647
Norway | 0.7%
Oslo:
2.300%, 03/14/24	NOK	10,000	896,625
2.350%, 09/04/24	NOK	11,000	978,347
			1,874,972
Panama | 1.0%
Panama Government International Bonds:
8.875%, 09/30/27	USD	1,395	1,585,766
3.875%, 03/17/28	USD	1,085	983,146
			2,568,912

Description	Security Currency	Principal Amount (000)	Fair Value
Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)
Peru | 1.1%
Peru Government Bonds: 6.150%, 08/12/32	PEN	$6,695	$1,388,823
Peruvian Government International Bonds, 3.000%, 01/15/34	USD	1,960	1,474,900
			2,863,723
Poland | 0.9%
Poland Government Bonds, 6.680% (WIBOR 6 Month), 05/25/28 (§)	PLN	11,835	2,248,504
Portugal | 0.6%
Portugal Obrigacoes do Tesouro OT, 1.650%, 07/16/32	EUR	1,760	1,503,677
Singapore | 0.6%
Singapore Government Bonds, 3.375%, 09/01/33	SGD	2,150	1,484,230
Spain | 0.6%
Spain Government Bonds, 1.000%, 07/30/42	EUR	2,400	1,511,708
Thailand | 0.9%
Thailand Government Bonds, 1.585%, 12/17/35	THB	103,680	2,170,814
United Kingdom | 0.5%
U.K. Gilt, 0.875%, 07/31/33	GBP	1,585	1,257,925
Total Foreign Government Obligations (Cost $81,137,599)			63,921,238
Quasi Government Bonds | 0.9%
Germany | 0.9%
Kreditanstalt fuer Wiederaufbau, 1.750%, 09/14/29 (Cost $ 2,674,742)	USD	2,660	2,288,057
Supranational Bonds | 5.9%
Asian Development Bank, 2.125%, 03/19/25	USD	1,261	1,195,789
European Investment Bank, 1.000%, 01/28/28	CAD	2,985	1,879,333
Inter-American Development Bank, 7.875%, 03/14/23	IDR	40,710,000	2,686,820
Inter-American Investment Corp. 1.100%, 06/30/26	AUD	1,052	589,527
International Bank for Reconstruction & Development:
1.900%, 01/16/25	CAD	3,430	2,370,446
2.900%, 11/26/25	AUD	2,098	1,286,116
1.250%, 03/16/26	NOK	16,660	1,420,839
1.125%, 09/13/28	USD	1,058	886,588
International Finance Corp.: 2.125%, 04/07/26	USD	1,255	1,163,837
Description	Security Currency	Principal Amount (000)	Fair Value
1.500%, 04/15/35	AUD	$3,131	$1,339,425
Total Supranational Bonds (Cost $17,574,364)			14,818,720
U.S. Municipal Bonds | 0.8%
California | 0.8%
California:
4.500%, 04/01/33	USD	900	866,562
7.550%, 04/01/39	USD	1,000	1,245,295
(Cost $2,553,365)			2,111,857
U.S. Treasury Securities | 2.3%
U.S. Treasury Bonds, 1.750%, 08/15/41	USD	7,290	4,984,253
U.S. Treasury Note, 4.250%, 09/30/24	USD	745	745,349
Total U.S. Treasury Securities (Cost $7,258,432)			5,729,602

Description	Shares	Fair Value
Exchange-Traded Funds | 1.0%
iShares MSCI World ETF (Cost $2,147,501)	25,484	$2,547,126
Short-Term Investments | 1.3%
State Street Institutional Treasury Money Market Fund, Premier Class, 2.47% (7 day yield) (Cost $3,343,054)	3,343,054	3,343,054
Total Investments | 99.6% (Cost $278,018,377) (»)		$250,871,016
Cash and Other Assets in Excess of Liabilities | 0.4%		897,696
Net Assets | 100.0%		$251,768,712

Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)

Forward Currency Contracts open at September 30, 2022:

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
AUD	56,113	USD	37,365	HSB	12/28/22	$—	$1,417
AUD	328,142	USD	218,536	SSB	12/28/22	—	8,314
CAD	640,950	USD	491,611	HSB	10/12/22	—	27,616
CAD	558,614	USD	405,510	SSB	12/28/22	—	912
CHF	800,740	USD	829,631	HSB	10/12/22	—	17,531
CHF	16,100	USD	16,623	HSB	12/28/22	—	159
CHF	836,272	USD	866,387	JPM	10/12/22	—	18,250
CNH	71,471,696	USD	10,651,480	HSB	10/12/22	—	640,737
CNH	13,752,167	USD	2,010,505	HSB	11/29/22	—	82,731
CNH	4,596,344	USD	684,935	JPM	10/12/22	—	41,144
CZK	18,064,267	USD	758,200	JPM	01/11/23	—	43,299
EUR	6,770,741	USD	6,936,353	CIT	10/12/22	—	297,075
EUR	12,333,858	USD	12,634,397	HSB	10/12/22	—	540,017
EUR	1,486,743	USD	1,472,781	HSB	12/28/22	—	5,643
GBP	611,732	USD	698,928	HSB	10/12/22	—	15,782
GBP	1,357,124	USD	1,635,540	JPM	10/12/22	—	119,983
HUF	166,072,513	USD	422,569	HSB	10/12/22	—	38,708
HUF	183,803,535	USD	467,594	JPM	10/12/22	—	42,750
JPY	786,263,395	USD	5,756,747	CIT	10/12/22	—	320,160
JPY	2,078,400,025	USD	15,215,662	HSB	10/12/22	—	844,646
JPY	26,005,118	USD	190,391	JPM	10/12/22	—	10,580
KRW	2,154,477,372	USD	1,641,807	JPM	10/20/22	—	135,548
KRW	2,170,107,510	USD	1,663,300	JPM	10/20/22	—	146,114
MXN	7,469,036	USD	369,800	HSB	10/12/22	524	—
NZD	1,671,221	USD	1,073,927	CIT	11/10/22	—	138,513
NZD	103,560	USD	65,300	HSB	11/10/22	—	7,336
PLN	2,025,624	USD	445,000	HSB	10/12/22	—	36,833
RON	11,958,779	USD	2,426,947	HSB	10/12/22	—	60,847
SEK	5,931,485	USD	593,400	HSB	10/12/22	—	58,734
SEK	7,305,622	USD	697,746	HSB	10/12/22	—	39,214
SEK	1,583,825	USD	151,199	JPM	10/12/22	—	8,432
THB	1,106,582	USD	33,186	JPM	10/12/22	—	3,839
USD	501,500	AUD	745,211	HSB	10/12/22	24,795	—
USD	1,574,202	AUD	2,289,818	HSB	10/12/22	109,424	—
USD	2,574,883	AUD	3,744,577	JPM	10/12/22	179,508	—
USD	1,799,610	AUD	2,617,580	MSC	10/12/22	125,165	—
USD	3,297,251	CAD	4,272,809	CIT	10/12/22	204,085	—
USD	250,775	CAD	338,158	CIT	12/28/22	5,851	—
USD	161,700	CAD	212,292	HSB	10/12/22	8,018	—
USD	6,598,772	CAD	8,550,702	HSB	10/12/22	408,759	—
USD	157,359	CAD	212,177	HSB	12/28/22	3,681	—
USD	3,353,723	CAD	4,345,955	JPM	10/12/22	207,605	—
USD	1,118,049	CAD	1,448,846	MSC	10/12/22	69,202	—
USD	817,809	CHF	789,330	HSB	10/12/22	17,281	—
USD	1,650,490	CLP	1,560,868,250	CIT	03/15/23	86,550	—
USD	643,233	CLP	607,919,410	HSB	03/15/23	34,117	—

Lazard Retirement Global Dynamic Multi-Asset Portfolio (concluded)

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
USD	768,737	COP	3,421,111,051	HSB	10/28/22	$30,120	$—
USD	1,831,340	CZK	45,574,999	HSB	01/11/23	27,691	—
USD	10,625	CZK	264,546	JPM	01/11/23	155	—
USD	374,002	CZK	9,160,599	JPM	01/11/23	11,467	—
USD	744,100	CZK	18,342,645	JPM	01/11/23	18,182	—
USD	253,528	DKK	1,902,977	HSB	12/28/22	930	—
USD	291,958	EUR	285,013	HSB	10/12/22	12,479	—
USD	1,192,800	EUR	1,201,649	HSB	10/12/22	14,483	—
USD	1,419,500	EUR	1,452,862	HSB	10/12/22	—	5,153
USD	3,220,000	EUR	3,217,892	HSB	10/12/22	64,587	—
USD	293,935	EUR	296,721	HSB	12/28/22	1,126	—
USD	438,200	EUR	452,868	JPM	10/12/22	—	5,875
USD	394,300	GBP	360,028	HSB	10/12/22	—	7,758
USD	809,000	GBP	740,999	HSB	10/12/22	—	18,504
USD	372,378	GBP	329,923	HSB	12/28/22	3,505	—
USD	377,800	GBP	348,513	JPM	10/12/22	—	11,399
USD	1,144,259	GBP	949,474	JPM	10/12/22	83,943	—
USD	407,275	HUF	166,072,513	HSB	10/12/22	23,415	—
USD	450,554	HUF	183,803,535	JPM	10/12/22	25,710	—
USD	1,387,834	IDR	20,942,415,252	JPM	10/20/22	13,192	—
USD	1,004,786	JPY	141,628,973	CIT	12/28/22	16,422	—
USD	1,791,067	JPY	252,433,934	HSB	12/28/22	29,445	—
USD	1,226,400	JPY	168,075,054	JPM	10/12/22	64,252	—
USD	1,381,100	JPY	196,494,759	JPM	10/12/22	22,445	—
USD	561,690	JPY	79,159,517	SSB	12/28/22	9,271	—
USD	1,568,400	KRW	2,132,004,540	JPM	10/20/22	77,853	—
USD	1,198,357	MXN	24,917,370	HSB	10/12/22	—	37,076
USD	1,650,968	MXN	34,342,114	JPM	10/12/22	—	51,755
USD	1,313,169	NOK	13,229,162	HSB	10/12/22	98,232	—
USD	728,529	NOK	6,946,829	JPM	10/12/22	90,548	—
USD	1,506,629	NOK	15,186,776	JPM	10/12/22	111,910	—
USD	1,558,699	NZD	2,425,613	CIT	11/10/22	201,038	—
USD	113,285	NZD	181,117	HSB	11/10/22	11,910	—
USD	6,006,487	NZD	9,348,604	HSB	11/10/22	773,898	—
USD	282,082	NZD	452,878	JPM	11/10/22	28,597	—
USD	2,487,930	NZD	3,872,205	JPM	11/10/22	320,585	—
USD	843,474	PEN	3,281,703	CIT	10/28/22	22,381	—
USD	731,888	PEN	2,843,020	HSB	10/28/22	20,556	—
USD	874,682	PLN	4,091,939	HSB	10/12/22	50,150	—
USD	926,297	PLN	4,420,003	HSB	10/12/22	35,659	—
USD	763,200	SEK	8,591,098	HSB	10/12/22	—	11,204
USD	281,504	SGD	383,197	HSB	10/12/22	14,679	—
USD	1,158,722	SGD	1,577,490	JPM	10/12/22	60,298	—
USD	1,058,271	THB	35,277,461	HSB	10/12/22	122,710	—
USD	722,144	THB	25,961,076	HSB	03/13/23	23,972	—
Total gross unrealized appreciation/depreciation on Forward Currency Contracts						$4,022,361	$3,901,588

Lazard Retirement Series, Inc. Notes to Portfolios of Investments

September 30, 2022 (unaudited)

(*)	Non-income producing security.
(¢)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(‡)	Security valued using Level 2 inputs, based on reference to a similar security which was trading on an active market, under US Generally Accepted Accounting Principles in the United States of America hierarchy.
(§)	Variable and floating rate securities are securities for which interest rate changes are based on changes in a designated base rate. The rates shown are those in effect on September 30, 2022.
(#)	Pursuant to Rule 144A under the Securities Act of 1933, these securities may only be traded among “qualified institutional buyers.” At September 30, 2022, these securities amounted to 1.4% of net assets of Lazard Retirement Global Dynamic Multi-Assets Portfolio.
(»)	The portfolio, at all times, maintains portfolio securities in sufficient amount to cover its obligations related to investments in forward currency contracts.

Security Abbreviations:
ADR	-American Depositary Receipt
CDOR	-Canadian Dollar Offered Rate
GDR	-Global Depositary Receipt
LIBOR	-London Interbank Offered Rate
PJSC	-Public Joint Stock Company
REIT	-Real Estate Investment Trust
SOFR	-Secured Overnight Financing Rate
SONIA	-Sterling Overnight Interbank Average Rate
WIBOR	-Warsaw Interbank Offered Rate

Currency Abbreviations:
AUD	-Australian Dollar	THB	-Thai Baht
CAD	-Canadian Dollar	USD	-United States Dollar
CHF	-Swiss Franc
CLP	-Chilean Peso
CNH	-Chinese Yuan Renminbi
COP	-Colombian Peso
CZK	-Czech Koruna
DKK	-Danish Krone
EUR	-Euro
GBP	-British Pound Sterling
HUF	-Hungarian Forint
IDR	-Indonesian Rupiah
JPY	-Japanese Yen
KRW	-South Korean Won
MXN	-Mexican New Peso
NOK	-Norwegian Krone
NZD	-New Zealand Dollar
PEN	-Peruvian Nuevo Sol
PLN	-Polish Zloty
RON	-New Romanian Leu
SEK	-Swedish Krone
SGD	-Singapore Dollar

Counterparty Abbreviations:

CIT	- Citibank N.A.
HSB	- HSBC Bank USA N.A.
JPM	- JP Morgan Chase Bank N.A.
MSC	- Morgan Stanley & Co.
SSB	- State Street Bank & Trust Co.

Portfolio holdings by industry (as a percentage of net assets), for those Portfolios previously presented by country:

Industry†	Lazard Retirement Emerging Markets Equity Portfolio	Lazard Retirement International Equity Portfolio	Lazard Retirement Global Dynamic Multi-Asset Portfolio
Common Stocks and Corporate & Quasi Government Bonds
Aerospace & Defense	—%	4.3%	0.1%
Air Freight & Logistics	—	—	0.2
Airlines	—	1.2	—
Auto Components	1.8	1.0	0.1
Automobiles	3.0	1.4	2.0
Banks	20.7	6.3	7.0
Beverages	—	6.4	1.3
Biotechnology	—	—	1.3
Building Products	—	1.4	0.9
Capital Markets	—	3.0	2.8
Chemicals	1.3	4.7	0.2
Commercial Services & Suppliers	—	—	1.6
Communications Equipment	—	—	0.3
Construction & Engineering	—	—	—
Construction Materials	2.1	—	—
Consumer Finance	—	—	0.7
Containers & Packaging	—	—	0.6
Diversified Consumer Services	—	—	0.5
Diversified Financial Services	—	—	0.1
Diversified Telecommunication Services	4.1	0.6	2.2
Electric Utilities	—	1.2	1.2
Electrical Equipment	—	2.6	0.8
Electronic Equipment, Instruments & Components	1.8	—	0.9
Entertainment	—	2.3	0.2
Equity Real Estate Investment Trusts (REITs)	—	—	2.0
Food & Staples Retailing	—	2.0	2.0
Food Products	1.7	—	1.0
Gas Utilities	1.0	1.2	0.6
Health Care Equipment & Supplies	—	4.0	0.5
Health Care Providers & Services	2.8	—	1.8
Health Care Technology	—	—	—
Hotels, Restaurants & Leisure	1.1	1.5	1.6
Household Durables	2.6	—	0.1
Household Products	1.1	—	1.6
Independent Power Producers & Energy Traders	1.0	0.7	0.2
Industrial Conglomerates	0.9	0.9	0.3
Insurance	6.0	4.6	1.8
Interactive Media & Services	—	0.7	1.3
Internet & Direct Marketing Retail	—	1.2	0.6
IT Services	—	1.7	1.7
Leisure Products	—	5.0	0.4
Life Sciences Tools & Services	—	2.2	0.5
Machinery	1.1	1.0	1.5
Marine	—	—	0.2
Media	—	—	0.5
Metals & Mining	3.6	1.4	0.1
Multiline Retail	—	—	0.2
Multi-Utilities	—	2.7	0.5
Oil, Gas & Consumable Fuels	10.6	6.7	1.6
Personal Products	3.5	2.2	0.4
Pharmaceuticals	0.8	5.5	3.7

Professional Services	—	5.6	0.9
Real Estate Management & Development	2.2	2.1	0.2
Road & Rail	—	—	0.4
Semiconductors & Semiconductor Equipment	9.9	3.2	1.0
Software	—	—	2.9
Specialty Retail	0.8	1.2	1.6
Telecommunication Services	—	—	0.6
Technology Hardware, Storage & Peripherals	7.3	—	2.2
Textiles, Apparel & Luxury Goods	—	1.6	0.4
Tobacco	0.9	—	0.3
Trading Companies & Distributors	—	1.2	0.6
Transportation Infrastructure	1.7	—	—
Wireless Telecommunication Services	2.1	—	0.1
Subtotal	97.5	96.5	62.9
Exchange-Traded Funds	—	—	1.0
Foreign Government Obligations	—	—	25.4
Supranational Bonds	—	—	5.9
U.S. Municipal Bonds	—	—	0.8
U.S. Treasury Securities	—	—	2.3
Short-Term Investments	2.3	2.3	1.3
Total Investments	99.8%	98.8%	99.6%

†	Industry classifications may be different than those used for compliance monitoring purposes.

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to notes to the financial statements.

Item 2. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Lazard Retirement Series, Inc.

By:	/s/ Nathan A. Paul
Nathan A. Paul
Chief Executive Officer

Date: November 25, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Nathan A. Paul
Nathan A. Paul
Chief Executive Officer

Date: November 25, 2022

By:	/s/ Christopher Snively
Christopher Snively
Chief Financial Officer

Date: November 25, 2022